Earnings Per Share (Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Abstract]
Income/(loss) from continuing operations	$ (16,443)		$ 134,012		$ 72,935
Income/(loss) from discontinued operations, net of tax	148	[1]	8,618	[1]	(11,332)	[1]
Net income/(loss)	(16,295)		142,630		61,603
Net income attributable to noncontrolling interest	11,464		11,434		11,402
Net income/(loss) attributable to controlling interest	(27,759)		131,196		50,201
Preferred stock dividends	0		0		107,970
Net income/(loss) available to common shareholders	(27,759)		131,196		(57,769)
Net income/(loss) from continuing operations available to common shareholders	$ (27,907)		$ 122,578		$ (46,437)

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.